Fair Value Measurement – Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurement – Financial Instruments [Abstract]
FAIR VALUE MEASUREMENT – FINANCIAL INSTRUMENTS

NOTE 18 – FAIR VALUE MEASUREMENT – FINANCIAL INSTRUMENTS

Assets and liabilities recorded at fair value are measured using the fair value hierarchy, which prioritizes the inputs used in measuring fair value. The levels of the fair value hierarchy are:

●	Level 1: observable inputs such as quoted prices in active markets.

●	Level 2: inputs other than quoted prices in active markets that are either directly or indirectly observable; and

●	Level 3: unobservable inputs for which little or no market data exists, therefore requiring the Company to develop its own assumptions.

The Company’s financial assets, which are set out below in the table, are measured at fair value by considering the level III inputs. The company does not have financial assets which are measured using Level I or Level II inputs.

Carrying value and fair value of Level III Financial assets and liabilities:

	Carrying Value		Fair Value
	September 30, 2025	December 31, 2024	September 30, 2025	December 31, 2024
Financial Assets
Account receivables, net (1)	6,922,700	3,299,032	6,922,700	3,299,032
Other non-current financial assets (2)	361,521	214,252	361,521	214,252
Total	7,284,221	3,513,284	7,284,221	3,513,284
Financial Liabilities
Lease liabilities (3)	2,273,111	2,349,118	2,273,111	2,349,118
Total	2,273,111	2,349,118	2,273,111	2,349,118

(1)	Account receivables net of allowance for credit losses represent the long-term debtors of the company in relation to the sales made during the year. The Company has presented the receivable balances account after reducing the significant financing component included using the discount rate of 10%.

(2)	Other non-current assets include security deposits and long-term fixed deposits with banks. Company has calculated the fair value of security deposit at present value of future receipt using discount rate of 7% and fair value of long-term fixed deposit with banks are carried at cost which is approximate to the fair value.

(3)	The Company has long term lease liabilities in relation to office properties which are carried at cost using the discount rate (Refer Note 15 Leases).

The Company has assessed that the financial instruments that are not carried at fair value consist primarily of cash and cash equivalents, restricted cash, accounts receivable, prepaid and other current assets, note payable, Bank overdraft facility and account payable for which fair values approximate their carrying amounts due to the short-term maturities of these instruments.

NOTE 19 – FAIR VALUE MEASUREMENT – FINANCIAL INSTRUMENTS

Assets and liabilities recorded at fair value are measured using the fair value hierarchy, which prioritizes the inputs used in measuring fair value. The levels of the fair value hierarchy are:

●	Level 1: observable inputs such as quoted prices in active markets.

●	Level 2: inputs other than quoted prices in active markets that are either directly or indirectly observable; and

●	Level 3: unobservable inputs for which little or no market data exists, therefore requiring the Company to develop its own assumptions.

The company’s financial assets which are set out below in the table is measured at fair value by considering the level III inputs. The company does not have financial assets which are measured using Level I or Level II inputs.

Carrying value and fair value of Level III Financial assets and liabilities:

	Carrying Value		Fair value
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Financial Assets
Account receivables net (1)	3,299,032	2,365,013	3,299,032	2,365,013
Other non-current financial assets (2)	214,252	171,146	214,252	171,146
Total	3,513,284	2,536,159	3,513,284	2,536,159
Financial Liabilities
Lease liabilities (3)	2,349,118	2,351,113	2,349,118	2,351,113
Total	2,349,118	2,351,113	2,349,118	2,351,113

(1)	Account receivable net of allowance represent the long-term debtors of the company in relation to the sales made during the year. The Company has presented the receivable balances account after reducing the significant financing component included using the discount rate of 10%.

(2)	Other non-current assets include security deposits and long-term fixed deposits with banks. Company has calculated the fair value of security deposit at present value of future receipt using discount rate of 7% and fair value of long-term fixed deposit with banks are carried at cost which is approximate to the fair value.

(3)	The Company has long-term lease liabilities in relation to office properties which is carried at cost using the discount rate (Refer Note 16 Lease).

The Company has assessed that the financial instruments that are not carried at fair value consist primarily of cash and cash equivalents, restricted cash, prepaid and other current assets, note payable, Bank overdraft facility and account payable for which fair values approximate their carrying amounts due to the short-term maturities of these instruments.